Note 5 - Leases (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
	As Previously
	Reported, at		As Adjusted for
	31-Dec-18	Adjustments	1-Jan-19
(In thousands)

Assets:
Prepaid expenses and other current assets	$37,739	$(125)	$37,614
Operating lease right-of-use-assets	-	99,265	99,265

Liabilities and equity:
Accrued liabilities	132,572	(7,939)	124,633
Operating lease liabilities	-	107,469	107,469
Retained Earnings	45,537	(390)	45,147

Lessee, Operating Lease, Supplemental Cash Flows Information [Table Text Block]
Supplemental Cash Flows Information, twelve months ended December 31	2019

Cash paid for amounts included in the measurement of operating lease liabilities	$32,383
Right-of-use assets obtained in exchange for operating lease obligation	$55,663

Weighted Average Remaining Operating Lease Term (years)	5
Weighted Average Discount Rate	4.2%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
2020	$36,128
2021	34,586
2022	26,856
2023	20,049
2024	13,865
Thereafter	30,080
Total future minimum lease payments	161,564
Less imputed interest	(19,695)
Total	141,869

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2019	$24,505
2020	23,124
2021	19,643
2022	15,384
2023	11,946
Thereafter	21,446
Total future minimum lease payments	116,048